Concentrations of Credit Risk and Major Customers and Suppliers (Details)	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Concentration Risk [Line Items]
Concentrations of credit risk, percentage	10.00%		10.00%		10.00%
Hezhong Qingyuan [Member]
Concentration Risk [Line Items]
Concentrations of credit risk, percentage	35.19%		12.63%			[1]
Jiangshan Town [Member]
Concentration Risk [Line Items]
Concentrations of credit risk, percentage	31.70%			[1]		[1]
Beijing Aritime [Member]
Concentration Risk [Line Items]
Concentrations of credit risk, percentage	13.34%			[1]		[1]
Blue Sky [Member]
Concentration Risk [Line Items]
Concentrations of credit risk, percentage		[1]	32.19%			[1]
Dalian Yihe [Member]
Concentration Risk [Line Items]
Concentrations of credit risk, percentage		[1]	20.93%			[1]
Mojie [Member]
Concentration Risk [Line Items]
Concentrations of credit risk, percentage		[1]		[1]	34.93%
Heilongjiang Binteer [Member]
Concentration Risk [Line Items]
Concentrations of credit risk, percentage		[1]		[1]	17.40%

[1]	Less than 10%